Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Asset-Backed Notes, Series 2017-A

Sample Receivables Agreed-Upon Procedures

Report To:

World Omni Auto Receivables LLC

World Omni Financial Corp.

MUFG Securities Americas Inc.

J.P. Morgan Securities LLC

Mizuho Securities USA LLC

Wells Fargo Securities, LLC

3 April 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Receivables LLC

World Omni Financial Corp.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

MUFG Securities Americas Inc.

1221 Avenue of the Americas, 6th Floor

New York, New York 10020

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Mizuho Securities USA LLC

320 Park Avenue, 12th Floor

New York, New York 10022

Wells Fargo Securities, LLC

550 S. Tyron Street

Charlotte, North Carolina 28202

Re:	World Omni Auto Receivables Trust 2017-A (the “Issuing Entity”)

Asset-Backed Notes, Series 2017-A (the “Notes”)

Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist World Omni Auto Receivables LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts used to finance new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, World Omni Financial Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “WOR2017-A.txt” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain fixed rate retail installment sale contracts (the “Preliminary Receivables”) as of 9 March 2017 (the “Cutoff Date”),
ii.	Labeled “woart2017-A_tape 1BN DEBT.xlsx” and the corresponding record layout and decode information (the “Base Loan Listing”) that the Sponsor, on behalf of the Depositor, indicated contains a list of account numbers (the “Loan Numbers“) relating to the Base Receivables (as defined in Attachment A),
iii.	Labeled “Make and Model Mapping Toyota.xlsx” (the “Vehicle Make and Vehicle Model Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains decode information relating to the vehicle make and vehicle model corresponding to certain Upsize Receivables (as defined in Attachment A) and
iv.	Labeled “2017-A.Vehicle_Make_and_Type_Mapping.xls” (the ”Manufacturer and Product Segment Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains decode information relating to the vehicle manufacturer and product segment corresponding to each Upsize Receivable,
b.	Imaged copies of:
i.	The retail installment sale contract, retail installment sale contract correction notice and address change correction form (collectively and as applicable, the “Contract”),
ii.	Certain printed screen shots and account summary information from the Sponsor’s loan servicing system (the “System Screen Shots”),
iii.	The certificate of title, electronic title, application for title, or other related documents (collectively and as applicable, the “Title”),
iv.	The agreement to furnish an insurance policy, the agreement to provide insurance or the agreement to provide accidental physical damage insurance (collectively and as applicable, the “Insurance Agreement”) and
v.	The borrower credit application (the “Credit Application,” together with the Contract, System Screen Shots, Title and Insurance Agreement, the “Source Documents”),

relating to each Sample Receivable (as defined in Attachment A),

c.	Instructions, assumptions and methodologies (collectively, the “FICO Score Methodology”), which are shown on Exhibit 1 to Attachment A, relating to the calculation of the adjusted FICO score for each Upsize Receivable,
d.	The list of relevant characteristics (the “Sample Characteristics”) on the Upsize Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, Base Loan Listing, Vehicle Make and Vehicle Model Mapping File, Manufacturer and Product Segment Mapping File, Source Documents, FICO Score Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Initial Data File (as defined in Attachment A), Upsize Data File or Base Data File (as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, Base Loan Listing, Vehicle Make and Vehicle Model Mapping File, Manufacturer and Product Segment Mapping File, Source Documents, FICO Score Methodology or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Upsize Receivables, Base Receivables or Receivables (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 April 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we removed the Preliminary Receivables from the Preliminary Data File that did not have an ABS_ID value of “294,” as shown on the Preliminary Data File.

The Preliminary Data File, as adjusted, is hereinafter referred to as the “Initial Data File” and the Preliminary Receivables on the Initial Data File are hereinafter referred to as the “Upsize Receivables.” The Sponsor, on behalf of the Depositor, indicated that the Upsize Receivables are expected to be representative of the Receivables.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Upsize Receivable, as applicable, on the Initial Data File with the corresponding:
a.	Adjusted FICO score, which we calculated using the FICO Score Methodology,
b.	Vehicle make and vehicle model information on the Vehicle Make and Vehicle Model Mapping File and
c.	Vehicle manufacturer and product segment on the Manufacturer and Product Segment Mapping File.

The Initial Data File, as adjusted, is hereinafter referred to as the “Upsize Data File.”

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 135 Upsize Receivables on the Upsize Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Upsize Data File.

For the purpose of the procedures described in this report, the 135 Sample Receivables are referred to as Sample Receivable Numbers 1 through 135.

4.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Upsize Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained truth-in-lending disclosure information.

Attachment A Page 2 of 2

4.	(continued)

c.	We observed that “World Omni Financial Corp.,” “World Omni Finance Corp.” or “World Omni Financial Group” was the named lien holder or owner on the Title, or that the lien holder had assigned the vehicle securing the Sample Receivable to “World Omni Financial Corp.,” “World Omni Finance Corp.” or “World Omni Financial Group” on the Title, subject to the additional instruction provided by the Sponsor, on behalf of the Depositor, that is described in the succeeding paragraph.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

d.	We observed the existence of an Insurance Agreement.

e.	We observed the existence of a Credit Application.

5.	As instructed by the Sponsor, on behalf of the Depositor, we removed the Upsize Receivables from the Upsize Data File that were not included on the Base Loan Listing. The Upsize Data File, as adjusted, is hereinafter referred to as the “Base Data File” and the Upsize Receivables on the Base Data File are hereinafter referred to as the “Base Receivables.” The Sponsor, on behalf of the Depositor, indicated that the Base Receivables are expected to be representative of the Receivables.

6.	For each fixed rate retail installment sale contract on the Upsize Data File and Base Data File, we compared the Loan Number, as shown on the Base Data File, to the corresponding Loan Number, as shown on the Upsize Data File, and noted that:
a.	13,246 of the Upsize Receivables included on the Upsize Data File were not included on the Base Data File (the “Removed Upsize Receivables”) and
b.	25 of the Removed Upsize Receivables were Sample Receivables (the “Removed Sample Receivables”).

The Removed Sample Receivables are Sample Receivable Numbers 3, 11, 13, 14, 15, 22, 27, 38, 48, 51, 56, 65, 69, 72, 74, 76, 84, 91, 95, 113, 116, 119, 126, 132 and 134.

Exhibit 1 to Attachment A

FICO Score Methodology

For the purpose of calculating the adjusted FICO score for each Upsize Receivable on the Initial Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation:

1.	For each Upsize Receivable with an App Fico Score greater than 0, as shown on the Initial Data File, use the App Fico Score, as shown on the Initial Data File.

2.	For each remaining Upsize Receivable, use the Coapp Fico Score, as shown on the Initial Data File.

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Upsize Data File Field Name	Source Document(s)	Note

Loan Number	Account Number	Contract	i.

Customer name	Customer Name	Contract	ii.

State	State	Contract or System Screen Shots	iii.

New/Used	New/Used Indicator	Contract	iv.

Make	Make	Contract	ii.

Model	Model	Contract	ii.

Model year	Year	Contract

Contract interest rate	Contract Interest Rate	Contract or System Screen Shots	v.

Original contract amount	Original Contract Amount	(a) Contract, (b) Contract and recalculation or (c) System Screen Shots	vi.

Monthly payment amount	Principal and Interest Payment	Contract

Original term	Original Term of Contract	Contract

First payment date	First Payment Due Date	Contract	vii.

Contract date	Contract Date	Contract or System Screen Shots	viii.

FICO score	Adjusted FICO Score	System Screen Shots	ix.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the customer name, make and model Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

iii.	For the purpose of comparing the state Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 53), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the state Sample Characteristic for Sample Receivable Number 53, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the new/used Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a new/used value of “N,” as shown on the Upsize Data File, if the corresponding new/used value was “DEMO,” as shown on the Contract.

v.	For the purpose of comparing the contract interest rate Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraphs of this note v.), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown on the Contract.

For the purpose of comparing the contract interest rate Sample Characteristic for Sample Receivables (except for Sample Receivable Number 45) with a:

a.	Dealership state of “FL” or “GA” and
b.	Loan processing fee (prepaid finance charge) other than “N/A” or “0.00,”

both as shown on the Contract (each, a “Florida/Georgia Dealer Sample Receivable”), the Sponsor, on behalf of the Depositor, instructed us to use the base rate, as shown on the Contract.

For the purpose of comparing the contract interest rate Sample Characteristic for Sample Receivable Number 45, that the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vi.	For the purpose of comparing the original contract amount Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraphs of this note vi.), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original contract amount Sample Characteristic for the Florida/Georgia Dealer Sample Receivables (except for Sample Receivable Number 105), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Recalculate the original contract amount as the sum of the:
i.	Loan processing fee (prepaid finance charge) and
ii.	Amount financed,

both as shown on the Contract, and

b.	Ignore differences of +/- $1.00 for Sample Receivables with a contract interest rate of “0.00,” as shown on the Upsize Data File.

For the purpose of comparing the original contract amount Sample Characteristic for Sample Receivable Number 105, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:
a.	Use the Contract as the Source Document and
b.	Note agreement if the first payment date, as shown on the Upsize Data File, is the 1st or 2nd of the month following a first payment date that falls on the 29th, 30th or 31st day of the month, as shown on the Contract.

viii.	For the purpose of comparing the contract date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 2), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the contract date Sample Characteristic for Sample Receivable Number 2, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score, as shown on the Upsize Data File, agreed to at least one FICO score, as shown on the corresponding System Screen Shots. We performed no procedures to reconcile any differences that may exist between multiple FICO scores that are shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Difference

Sample Receivable Number	Sample Characteristic	Upsize Data File Value	Source Document Value

117	First payment date	3/3/2017	3/13/2017